Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥205,235	¥115,131	¥200,245	¥109,200
Customer relationships	34,957	18,724	37,637	12,107
Patented technologies	24,342	13,317	25,425	9,377
License fees	20,425	12,867	22,108	14,436
Other	19,235	6,857	16,686	4,641

	¥304,194	¥166,896	¥302,101	¥149,761

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2011 and 2010 were as follows:

	Year ended December 31, 2011
	Office	Consumer	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥107,301	¥12,386	¥5,502	¥125,189
Translation adjustments and other	(5,241)	(298)	(629)	(6,168)

Balance at end of year	¥102,060	¥12,088	¥4,873	¥119,021

	Year ended December 31, 2010
	Office	Consumer	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥39,845	¥13,303	¥2,723	¥55,871
Goodwill acquired during the year	79,156	—	3,719	82,875
Translation adjustments and other	(11,700)	(917)	(940)	(13,557)

Balance at end of year	¥107,301	¥12,386	¥5,502	¥125,189